Loss per share - Schedule of Anti-dilutive Shares (Details) - shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Earnings per share [line items]
Anti-dilutive shares (in shares)	36,507,005	5,415,069	4,527,231
Stock options
Earnings per share [line items]
Anti-dilutive shares (in shares)	5,296,553	5,327,985	3,991,000
Warrants
Earnings per share [line items]
Anti-dilutive shares (in shares)	22,999,894	0	0
Conversion feature of convertible debt
Earnings per share [line items]
Anti-dilutive shares (in shares)	7,493,795	0	536,231
Restricted share units
Earnings per share [line items]
Anti-dilutive shares (in shares)	716,763	87,084	0